Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation (Details) [Line Items]
Repurchase agreement (in Dollars)			$ 1,300
Purchase of ordinary shares		44,946
Options vested percentage		25.00%
Dividend yield percentage			0.00%
Unrecognized compensation cost (in Dollars)			$ 891	$ 349
Weighted fair value of options granted (in Dollars per share)			$ 21,370	$ 13,410
Minimum [Member]
Share Based Compensation (Details) [Line Items]
Restricted percentage shares	25.00%
Maximum [Member]
Share Based Compensation (Details) [Line Items]
Restricted percentage shares	75.00%
Chief Executive Officer [Member]
Share Based Compensation (Details) [Line Items]
Repurchase of ordinary shares	42,003
Number of shares vested			28,877
Restricted shares			13,126
Chief Technology Officer [Member]
Share Based Compensation (Details) [Line Items]
Repurchase of ordinary shares	16,699
Number of shares vested			11,481
Restricted shares			5,218
Vice President [Member]
Share Based Compensation (Details) [Line Items]
Repurchase of ordinary shares	15,268
Number of shares vested			10,496
Restricted shares			4,772